Share-Based Compensation - GasLog Partners' Plan (Details) - GasLog Partners LP		6 Months Ended
	Apr. 01, 2020 USD ($) EquityInstruments	Jun. 30, 2020 EquityInstruments
RCUs
Share-Based Compensation
Number of awards granted		233,688
RCUs granted 1 April 2020
Share-Based Compensation
Number of awards granted	233,688
Fair value at grant date | $	$ 2.02
PCUs
Share-Based Compensation
Number of awards granted		233,688
PCUs granted 1 April 2020
Share-Based Compensation
Number of awards granted	233,688
Fair value at grant date | $	$ 2.02